Summary of Significant Accounting Policies - Narrative - Restricted Cash (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Restricted cash	$ 47,261,216	$ 13,858,768	$ 15,958,322	$ 11,368,850